Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class I
Risk/Return:
Trading Symbol	CSHIX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class A
Risk/Return:
Trading Symbol	CHIAX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class C
Risk/Return:
Trading Symbol	CHICX
Class A, C, I Prospectus | Credit Suisse Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	CSOAX
Class A, C, I Prospectus | Credit Suisse Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	CSOCX
Class A, C, I Prospectus | Credit Suisse Strategic Income Fund | Class I
Risk/Return:
Trading Symbol	CSOIX
Class A, C, I Prospectus | Credit Suisse Managed Futures Strategy Fund | Class A
Risk/Return:
Trading Symbol	CSAAX
Class A, C, I Prospectus | Credit Suisse Managed Futures Strategy Fund | Class C
Risk/Return:
Trading Symbol	CSACX
Class A, C, I Prospectus | Credit Suisse Managed Futures Strategy Fund | Class I
Risk/Return:
Trading Symbol	CSAIX
Class A, C, I Prospectus | Credit Suisse Multialternative Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	CSQAX
Class A, C, I Prospectus | Credit Suisse Multialternative Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	CSQCX
Class A, C, I Prospectus | Credit Suisse Multialternative Strategy Fund | Class I Shares
Risk/Return:
Trading Symbol	CSQIX
Class B Prospectus | Credit Suisse Floating Rate High Income Fund | Class B
Risk/Return:
Trading Symbol	CHOBX